Short-Term and Long-Term Borrowings - Schedule of Short-Term and Long-Term Borrowings (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)
Short-term borrowings
Factored notes receivable with recourse	$ 3,768,166		$ 4,122,341
Bank borrowings	2,174,544
Total short-term borrowings	5,942,710		4,122,341
Long-term borrowings
Current portion	1,960,608		43,545
Non-current portion	13,712,776		8,025,004
Total long-term borrowings	$ 15,673,384	¥ 108,115,000	$ 8,068,549